SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
SCHEDULE OF FAIR VALUE OF OPTIONS GRANTED USING THE BLACK-SCHOLES OPTION PRICING MODEL
As of December 31,
	2023	2022
Exercise price	$0.8-$0.14	$0.28-$0.65
Expected volatility	95%-90%	93%-95%
Risk-free interest	4.5%-3.8%	1.5%-4.5%
Expected life of up to (years)	4.1-4.4	3.5-4.5

SCHEDULE OF OPTION ACTIVITY

The following table summarizes the option activity for the years ended December 31, 2023, and 2022 for options granted to employees, officers, and directors:

	As of December 31,
	2023			2022			2021
	Number of options	Weighted average exercise price	Weighted average remaining contractual term. (In years)	Number of options	Weighted average exercise price	Weighted average remaining contractual term. (In years)	Number of options	Weighted average exercise price	Weighted average remaining contractual term. (In years)
Outstanding at beginning of period	34,253,216	$0.43	5.92	22,860,713	$0.5	4.84	24,076,750	$0.47	1.61
Granted	2,675,000			13,075,000			3,355,000
Exercised	-			(33,333)			(2,707,286)
Forfeited	(1,308,333)			(1,649,164)			(1,863,751)
Outstanding at the end of period	35,619,883	$0.13	4.13	34,253,216	$0.43	5.92	22,860,713	0.5	4.84
Exercisable at the end of period	23,525,726			19,427,796			14,749,296

(*) The weighted average fair value of options granted during the year ended December 31, 2023, was $ 0.04 per share.

SCHEDULE OF SHARE-BASED COMPENSATION EXPENSE

The total share-based compensation expense, related to Ordinary Shares, options granted to employees, directors and service providers was comprised, at each period, as follows:

	Year ended December 31,
	2023	2022	2021
	USD in thousands
Cost of revenues	9	25	5
Research and development	849	929	1,161
Sales and Marketing	118	196	169
General and administrative	465	676	1,129
	1,441	1,826	2,464
Less: Share-based compensation expense attributable to non-controlling interests	150	225	154
Share-based compensation expense attributable to Foresight Autonomous Holdings Ltd.	1,291	1,601	2,310